Intangible assets	12 Months Ended
Dec. 31, 2018
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Intangible assets

12. Intangible assets

Goodwill

The movements in 2018 and 2017 were as follows:

£m
Cost:
1 January 2017	13,939.4
Additions[1]	301.0
Revision of earnout estimates	(60.7)
Exchange adjustments	(504.4)
31 December 2017	13,675.3
Additions[1]	154.4
Revision of earnout estimates	(68.3)
Exchange adjustments	368.1
31 December 2018	14,129.5

Accumulated impairment losses and write-downs:
1 January 2017	725.1
Impairment losses for the year	27.1
Exchange adjustments	(29.8)
31 December 2017	722.4
Impairment losses for the year	183.9
Exchange adjustments	20.4
31 December 2018	926.7

Net book value:
31 December 2018	13,202.8
31 December 2017	12,952.9
1 January 2017	13,214.3

Note

[1]

Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented. Goodwill arising on the acquisition of associate undertakings is shown within interests in associates and joint ventures in note 14.

Cash-generating units with significant goodwill as at 31 December are:

	2018 £m	2017 £m
GroupM	2,942.9	2,906.7
Kantar	2,522.9	2,518.2
Wunderman	1,581.2	1,514.5
VMLY&R	930.4	1,091.8
Other	5,225.4	4,921.7
Total goodwill	13,202.8	12,952.9

Other goodwill represents goodwill on a large number of cash-generating units, none of which is individually significant in comparison to the total carrying value of goodwill.

Other intangible assets

The movements in 2018 and 2017 were as follows:

	Brands with an indefinite useful life £m	Acquired intangibles £m	Other £m	Total £m
Cost:
1 January 2017	1,141.3	2,535.5	404.1	4,080.9
Additions	–	–	37.3	37.3
Disposals	–	–	(15.8)	(15.8)
New acquisitions	–	79.0	0.8	79.8
Other movements[1]	–	6.4	7.2	13.6
Exchange adjustments	(60.0)	(73.1)	(22.1)	(155.2)
31 December 2017	1,081.3	2,547.8	411.5	4,040.6
Additions	–	–	60.4	60.4
Disposals	–	(0.9)	(37.3)	(38.2)
New acquisitions	–	40.3	–	40.3
Other movements[1]	–	2.9	(7.4)	(4.5)
Exchange adjustments	51.5	19.9	10.1	81.5
31 December 2018	1,132.8	2,610.0	437.3	4,180.1

Amortisation and impairment:
1 January 2017	–	1,563.0	300.6	1,863.6
Charge for the year	–	189.4	36.3	225.7
Disposals	–	–	(14.9)	(14.9)
Other movements	–	–	2.5	2.5
Exchange adjustments	–	(33.7)	(21.0)	(54.7)
31 December 2017	–	1,718.7	303.5	2,022.2
Charge for the year	–	275.8	38.7	314.5
Disposals	–	(0.7)	(27.3)	(28.0)
Other movements	–	–	(1.9)	(1.9)
Exchange adjustments	–	21.4	9.9	31.3
31 December 2018	–	2,015.2	322.9	2,338.1

Net book value:
31 December 2018	1,132.8	594.8	114.4	1,842.0
31 December 2017	1,081.3	829.1	108.0	2,018.4
1 January 2017	1,141.3	972.5	103.5	2,217.3

Note

[1]

Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

Brands with an indefinite life are carried at historical cost in accordance with the Group’s accounting policy for intangible assets. The carrying values of the separately identifiable brands are not individually significant in comparison with the total carrying value of brands with an indefinite useful life.

Acquired intangible assets at net book value at 31 December 2018 include brand names of £361.2 million (2017: £445.6 million), customer-related intangibles of £220.6 million (2017: £360.9 million), and other assets (including proprietary tools) of £13.0 million (2017: £22.6 million).

The total amortisation and impairment of acquired intangible assets of £280.0 million (2017: £195.1 million) includes an impairment charge of £126.1 million (2017: £6.0 million) comprising £58.6 million in regard to certain brand names that are no longer in use and £67.5 million in regard to customer relationships where the underlying clients have been lost. £70.6 million of the impairment charge relates to the Advertising and Media Investment Management segment, £38.2 million relates to the Data Investment Management segment, and £17.3 million relates to the Brand Consulting, Health & Wellness and Specialist Communications segment. In addition, the total amortisation and impairment of acquired intangible assets includes £4.2 million (2017: £5.7 million) in relation to associates.

In accordance with the Group’s accounting policy, the carrying values of goodwill and intangible assets with indefinite useful lives are reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired.

The impairment review is undertaken annually on 30 September. The review assessed whether the carrying value of goodwill and intangible assets with indefinite useful lives was supported by the net present value of future cash flows, using a pre-tax discount rate of 9.0% (2017: 8.5%) and management forecasts for a projection period of up to five years, followed by an assumed annual long-term growth rate of 3.0% (2017: 3.0%) and no assumed improvement in operating margin. Management have made the judgement that this long-term growth rate does not exceed the long-term average growth rate for the industry.

The goodwill impairment charge of £183.9 million (2017: £27.1 million) primarily relates to a charge of £148.0 million on VMLY&R, driven by challenges in the advertising businesses in the Advertising and Media Investment Management segment. The recoverable amount for the VMLY&R cash-generating unit is £1,327.3 million. It is based on a value in use calculation, assuming a pre-tax discount rate of 8.7% specific to VMLY&R. A pre-tax discount rate of 8.5% was used in the prior year. The cash-generating unit includes goodwill, intangible assets, and other assets. The remaining £35.9 million relates to a number of under-performing businesses in the Group. In certain markets, the impact of local economic conditions and trading circumstances on these businesses was sufficiently severe to indicate impairment to the carrying value of goodwill.

The VMLY&R impairment review is sensitive to changes in the assumptions used, most notably to changes in the discount rate, terminal growth rate and terminal margin. A summary of the movements in the impairment charge from a change in these assumptions is as follows:

– 0.1% movement in the discount rate would increase or decrease the impairment charge by £23 million;

– 0.1% movement in the terminal growth rate would increase or decrease the impairment charge by £19 million; and

– 0.1% movement in terminal margin would increase or decrease the impairment charge by £8 million.

Under IFRS, an impairment charge is required for both goodwill and other indefinite-lived assets when the carrying amount exceeds the ‘recoverable amount’, defined as the higher of fair value less costs to sell and value in use.

Our approach in determining the recoverable amount utilises a discounted cash flow methodology, which necessarily involves making numerous estimates and assumptions regarding revenue growth, operating margins, appropriate discount rates and working capital requirements. The key assumptions used for estimating cash flow projections in the Group’s impairment testing are those relating to revenue growth and operating margin. The key assumptions take account of the businesses’ expectations for the projection period. These expectations consider the macroeconomic environment, industry and market conditions, the unit’s historical performance and any other circumstances particular to the unit, such as business strategy and client mix.

These estimates will likely differ from future actual results of operations and cash flows, and it is possible that these differences could be material. In addition, judgements are applied in determining the level of cash-generating unit identified for impairment testing and the criteria used to determine which assets should be aggregated. A difference in testing levels could affect whether an impairment is recorded and the extent of impairment loss. For the 2018 impairment review, certain assets previously aggregated with the VMLY&R cash-generating unit have been realigned to other cash-generating units as part of the overall effort to simplify operations and become more client-centric. Changes in our business activities or structure may also result in additional changes to the level of testing in future periods. Further, future events could cause the Group to conclude that impairment indicators exist and that the asset values associated with a given operation have become impaired. Any resulting impairment loss could have a material impact on the Group’s financial condition and results of operations.

Historically our impairment losses have resulted from a specific event, condition or circumstance in one of our companies, such as the loss of a significant client. As a result, changes in the assumptions used in our impairment model have not had a significant effect on the impairment charges recognised and a reasonably possible change in assumptions would not lead to a significant impairment, except for VMLY&R as discussed above. The carrying value of goodwill and other intangible assets will continue to be reviewed at least annually for impairment and adjusted down to the recoverable amount if required.